Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash at banks	$ 331,013	$ 353,805
Cash on vessels	1,567	1,746
Total cash	$ 332,580	$ 355,551	$ 376,870	$ 230,415